Loans and other financial assets at amortized cost - Details of other financial assests (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other financial assets [Line Items]
Other financial assets	₩ 9,219,223	₩ 7,448,736
Allowance for credit losses
Disclosure of other financial assets [Line Items]
Other financial assets	(66,781)	(83,295)
Cash Management Account asset (CMA asset) | Gross carrying amount [member]
Disclosure of other financial assets [Line Items]
Other financial assets	140,000	210,000
Receivables | Gross carrying amount [member]
Disclosure of other financial assets [Line Items]
Other financial assets	6,852,139	3,809,929
Accrued Income | Gross carrying amount [member]
Disclosure of other financial assets [Line Items]
Other financial assets	1,049,857	864,107
Telex and telephone subscription rights and refundable deposits | Gross carrying amount [member]
Disclosure of other financial assets [Line Items]
Other financial assets	870,707	936,878
Domestic exchange settlement debit | Gross carrying amount [member]
Disclosure of other financial assets [Line Items]
Other financial assets	82,555	1,518,775
Other assets | Gross carrying amount [member]
Disclosure of other financial assets [Line Items]
Other financial assets	₩ 290,746	₩ 192,342